Financial Risk Management - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,122	$ 1,199
Cash and cash equivalents	15,575	15,871
Total financial assets	22,893	20,008
Non-financial assets	79,521	91,985
Total assets	102,414	111,993
Other financial liabilities	1,275	1,231
Total financial liabilities	32,237	33,827
Non-financial liabilities	14,861	17,496
Total liabilities	47,098	51,323
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	15,575	15,871
Loans to equity accounted investments	13	13
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	476	58
Bank loans	2,502	2,555
Notes and debentures	21,714	23,298
Finance leases	749	802
Other	24	92
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	5,094	5,414
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	403	377
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities		121
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	19	17
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,255	1,092
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1	1
Trade And Other Receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	5,117	1,799
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,066	1,126
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	1	12
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	219	170
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	17	18
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	335	396
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	186	195
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	33	33
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	47	47
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Levels 1, 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 331	$ 375